Credit risk - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	£ 3,420	£ 1,956
Hedging	8	72
Derivative financial assets not including due from related party undertakings	3,428	2,028
Due from fellow Lloyds Banking Group undertakings	807	1,137
Derivative financial instruments	4,235	3,165
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	3,294	1,763
Hedging	3	72
Derivative financial assets not including due from related party undertakings	3,297	1,835
Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	126	193
Hedging	5	0
Derivative financial assets not including due from related party undertakings	£ 131	£ 193